Investment in associate company	12 Months Ended
Dec. 31, 2021
Investment in associate company [Abstract]
Investment in associate company
Note 16 - Investment in associate company

DHT Holdings, Inc. owns 50% of Goodwood Ship Management Pte. Ltd. and as of December 31, 2021, Goodwood was the technical manager for 24 of the Company’s vessels.

(Dollars in thousands)	2021	2020
Investment in associate company	$5,406	$5,233

Details of associate are as follows:

Name of associate	Principal activities	Place of incorporation and business	Effective equity interest
			2021	2020
Goodwood Ship Management Pte. Ltd.	Ship management	Singapore	50%	50%

The following summarizes the share of profit of the associate that is accounted for using the equity method:

(Dollars in thousands)
Company’s share of	2021	2020
Profit after taxation	$1,278	$1,193
Other comprehensive income for the year, net of tax	$(74)	$104
Total comprehensive income for the year	$1,204	$1,297